General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
General and Adminstrative Expenses [Abstract]
GENERAL AND ADMINSTRATIVE EXPENSES

NOTE 13 — GENERAL AND ADMINSTRATIVE EXPENSES

	For the years ended December 31,
	2024	2023	2022
Amortization expenses	$43,778	$30,530	$—
Audit fee	35,897	35,897	35,897
Bad debt charges	—	13,926	—
Consulting expenses	58,174	122,167	38,030
Depreciation expenses	78,031	85,160	8,470
Employee compensation and benefits	1,725,710	816,526	1,023,905
Entertainment expenses	21,567	16,939	48,779
(Reversal of ) expected credit loss	(27,137)	714,383	564,909
Listing expenses	—	230,787	106,325
Other expenses	531,186	685,021	560,094
Professional fee	579,507	40,328	155,149
Rental expense	81,538	80,385	76,923
Sales tax	94,708	78,139	177,922
	$3,222,959	2,950,188	2,796,403